Business Developments (Tables)	12 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
Disposal Groups, Including Discontinued Operations
Assets and liabilities reclassified as held for sale at March 31, 2022 are shown below:

At March 31, 2022
(in millions)
Assets held for sale:
Interest-earning deposits in other banks	¥1,110,633
Investment securities	3,188,257
Loans, net of allowance for credit losses	6,561,316
Other	761,361
Total	¥11,621,567
Liabilities held for sale:
Deposits	¥10,448,481
Other	709,179
Total	¥11,157,660